Investments Accounted for Using the Equity Method - Schedule of Movement in the Investments Accounted for Using the Equity Method (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement in the Investments Accounted for Using the Equity Method [Abstract]
Balance at beginning	$ 232,558	$ 300,021	$ 289,391
Capital increases (reduction), net	131,049	46,590	45,349
Share of income (Note 18.5)	(71,872)	(114,419)	(34,720)
Share in equity movements	(181)	366	1
Balance at ending	$ 291,554	$ 232,558	$ 300,021